Supplemental Disclosure of Cash Flow Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash paid (provided), net during the year for:
Interest	¥ 97,788	¥ 128,401	¥ 154,814
Income taxes	¥ 47,217	¥ 174,092	¥ (229)